The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis care and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis care business, in addition to providing dialysis treatments to patients with ESRD, includes pharmacy services, vascular access surgery services, laboratory testing services, physician services, health plan services and urgent care services (together, “Care Coordination”). The Company's dialysis products business includes manufacturing and distributing products for the treatment of ESRD. The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States (“U.S.”), the Company also provides inpatient dialysis services as well as other services under contract to hospitals.

In these unaudited consolidated financial statements, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires. The term “North America Segment” refers to the Company's North America operating segment and the term “International Segment” refers to the combination of the Europe, Middle East, Africa, and Latin America (“EMEALA”) operating segment and the Asia-Pacific operating segment. For further discussion of our operating segments, see Note 14 “Segment and Corporate Information.”

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at June 30, 2014 and for the three and six months ended June 30, 2014 and 2013 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2013 Annual Report on Form 20-F. The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements at and for the year ended December 31, 2013, contained in the Company's 2013 Annual Report on Form 20-F.

Certain items, in the net aggregate amount of $6,364 and $11,370 for the three- and six-month periods ending June 30, 2013, respectively, relating to research and development, compensation expense, and income from equity method investees have been reclassified in the prior year's comparative consolidated financial statements between the North America Segment, the International Segment and Corporate, as applicable, to conform to the current year's presentation.

The results of operations for the three and six months ended June 30, 2014 are not necessarily indicative of the results of operations for the year ending December 31, 2014.